Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Mar. 31, 2017
Predecessor
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash includes demand deposits, saving accounts and money market accounts. The Company considers all highly liquid debt instruments with maturities of three months or less when purchased to be cash equivalents.  As of March 31, 207 and 2016 the Company had no cash equivalents.